Acquisitions and Other Business Arrangements (Narrative) (Details) (USD $)	0 Months Ended						0 Months Ended
	Feb. 25, 2010	Dec. 31, 2012	Feb. 25, 2010 Fortune Tobacco Corporation [Member]	Feb. 25, 2010 Fortune Tobacco Corporation [Member] Agreed Upon Value to Sell Between February 2015 And February 2018 [Member]	Dec. 31, 2012 Fortune Tobacco Corporation [Member] Redeemable Noncontrolling Interest [Member]	Jun. 30, 2010 Alliance One Brasil Exportadora De Tabacos Ltda. And Universal Leaf Tabacos Ltda. Agreements [Member]	Jun. 30, 2010 Brazil [Member] employee farmer	Jun. 30, 2010 Brazil [Member] Alliance One Brasil Exportadora De Tabacos Ltda. [Member] contract	Jun. 30, 2010 Brazil [Member] Universal Leaf Tabacos Ltda. [Member] contract	Jun. 30, 2011 Jordan [Member]	Jan. 31, 2011 Australia And New Zealand [Member]
Business Acquisition [Line Items]
Accretion to redeemable value	$ 477,000,000
Cash of acquired entity, other noncash consideration			1,170,000,000
Percent of PMFTC's comprehensive income or loss attributable to the redeemable noncontrolling interest		20.00%			50.00%
Redeemable noncontrolling interest				1,170,000,000
Number of contracts with tobacco farmers							17,000
Percentage of PMI's global leaf requirement							10.00%
Number of contracts with tobacco farmers, per supplier								9,000	8,000
Minimum number of employees							200
Acquisition of business							83,000,000			42,000,000	20,000,000
Purchase price allocated to other intangible assets						34,000,000
Purchase price allocated to inventories						33,000,000
Purchase price allocated to goodwill						18,000,000
Purchase price allocated to property, plant and equipment						16,000,000
Purchase price allocated to other non-current assets						11,000,000
Purchase price allocated to other current liabilities						$ 29,000,000